Deconsolidation of a Subsidiary - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2016 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Oct. 31, 2017 CNY (¥)
Effects of Deconsolidation of Subsidiaries [Line Items]
Registered capital			¥ (4,502,657)	$ 603,121	¥ 4,047,669
Deconsolidation, cash outflow			6,738
iSNOB Holding Limited
Effects of Deconsolidation of Subsidiaries [Line Items]
Ownership percentage	80.00%
Registered capital	¥ 1,000
Ownership percentage						18.00%
Gains recognized related to the remeasurement of retained interest in the deconsolidated subsidiary to fair value		¥ 17,641
Cash balance						¥ 6,738
Deconsolidation, cash outflow			¥ 6,738
iSNOB Holding Limited | Unrelated Third Party
Effects of Deconsolidation of Subsidiaries [Line Items]
Ownership percentage	20.00%